Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We believe that cybersecurity is fundamental in our operations and, as such, we are committed to maintaining robust governance and oversight of cybersecurity risks and to implementing comprehensive processes and procedures for identifying, assessing, and managing material risks from cybersecurity threats as part of our broader risk management system and processes. Our cybersecurity risk management strategy prioritizes detection, analysis and response to known, anticipated or unexpected threats; effective management of security risks; and resiliency against incidents. With the ever-changing cybersecurity landscape and continual emergence of new cybersecurity threats, our Board of Directors and senior management team ensure that adequate resources are devoted to cybersecurity risk management and the technologies, processes and people that support it. We implement risk-based controls to protect our information, the information of our customers, suppliers, and other third parties, our information systems, our business operations, and our vessels.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management strategy prioritizes detection, analysis and response to known, anticipated or unexpected threats; effective management of security risks; and resiliency against incidents. With the ever-changing cybersecurity landscape and continual emergence of new cybersecurity threats, our Board of Directors and senior management team ensure that adequate resources are devoted to cybersecurity risk management and the technologies, processes and people that support it. We implement risk-based controls to protect our information, the information of our customers, suppliers, and other third parties, our information systems, our business operations, and our vessels.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
While we believe we have dedicated appropriate resources to identifying, assessing, and managing material risks from cybersecurity threats, our efforts may not be adequate, may fail to accurately assess the severity of an incident, may not be sufficient to prevent or limit harm, or may fail to sufficiently remediate an incident in a timely fashion, any of which could harm our business, reputation, results of operations and financial condition. For more information certain risks associated with cybersecurity, see “Item 3. Key Information—D. Risk Factors—Risks Relating to Our Company—A cyber-attack could materially disrupt our business.”

Cybersecurity Risk Board of Directors Oversight [Text Block]
As we do not have a dedicated board committee solely focused on cybersecurity, our senior management team has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our Board of Directors for consideration.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
As we do not have a dedicated board committee solely focused on cybersecurity, our senior management team has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our Board of Directors for consideration.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Any identified incident assessed as potentially being or potentially becoming material is immediately escalated for further assessment, and then reported to our senior management team who is responsible to assess its overall materiality in due time and decide whether further reference to our Board of Directors is necessary.
Cybersecurity Risk Role of Management [Text Block]	our senior management team has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our Board of Directors for consideration.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	our senior management team has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our Board of Directors for consideration.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The IT Department is led by a senior IT professional, having extensive experience and expertise on all information and technology matters, including cybersecurity.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	When deemed appropriate, we also engage external experts to either support the IT Department or to audit our information security systems, whose findings are reported to our senior management team.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true